Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On (3)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($000s)	Net Sales ($000s)
2024	$9,278,502	$9,278,502	$1,252,882	$1,252,882	$189	$226	$109,941	$4,773,880
2023	$9,870,137	$9,870,137	$1,767,557	$1,767,557	$172	$170	$103,828	$4,696,950
2022	$10,076,172	$10,076,172	$1,769,100	$1,769,100	$225	$163	$125,196	$4,695,943
2021	$9,601,709	$9,601,709	$1,697,339	$1,697,339	$174	$149	$108,849	$4,224,417
2020	$9,028,654	$9,028,654	$1,489,546	$1,489,546	$125	$103	$118,917	$4,112,601
(1)	The amounts reflect the Summary Compensation Table total compensation figures for Jonathan H. Weis, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2024, Michael T. Lockard, R. Gregory Zeh Jr., David W. Gose II, and Robert G. Gleeson; for 2023, Kurt A. Schertle, Michael T. Lockard, R. Gregory Zeh Jr. and Harold G. Graber; for 2022, Kurt A. Schertle, Michael T. Lockard, Harold G. Graber, and David W. Gose II; and for 2021 and 2020, Kurt A. Schertle, Scott F. Frost, Harold G. Graber, and David W. Gose II.
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.
(3)	This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the five-year period from 2020 through 2024. For purposes of this disclosure, the updated peer group consists of the updated peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10-K. The companies making up the updated peer group, in no particular order, are Ingles Markets, Inc.; Koninklijke Ahold Delhaize N.V., added for the year ending December 28, 2024; Village Super Market, Inc.; SpartanNash Co., added for the year ending December 28, 2024; Sprouts Farmers Market, Inc. and The Kroger Company. Smart & Final Stores has been removed from the updated peer group due to the acquisition of the company by Apollo Global Management, LLC in June 2019. The updated peer group is made up of six retail grocers that the Company feels most closely relate to its size and business profile, including one national grocer the Company believes to be an industry market leader. Dollar values assume $100 was invested for the cumulative period from fiscal year
2020 through fiscal year 2024, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Had the prior peer group for fiscal 2023 been used, peer group TSR for each of fiscal years 2020, 2021, 2022, 2023 and 2024 would have been $110.27, $162.03, $165.30, $179.25, and $282.28. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)	The amounts reflect the Summary Compensation Table total compensation figures for Jonathan H. Weis, our principal executive officer (“PEO”), for each of the years listed. The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2024, Michael T. Lockard, R. Gregory Zeh Jr., David W. Gose II, and Robert G. Gleeson; for 2023, Kurt A. Schertle, Michael T. Lockard, R. Gregory Zeh Jr. and Harold G. Graber; for 2022, Kurt A. Schertle, Michael T. Lockard, Harold G. Graber, and David W. Gose II; and for 2021 and 2020, Kurt A. Schertle, Scott F. Frost, Harold G. Graber, and David W. Gose II.

Peer Group Issuers, Footnote
(3)	This column shows Company Total Shareholder Return (“TSR”) and peer group TSR on a cumulative basis for each year of the five-year period from 2020 through 2024. For purposes of this disclosure, the updated peer group consists of the updated peer group used for our stock performance graph, as presented in Item 5 of the Company’s Annual Report on Form 10-K. The companies making up the updated peer group, in no particular order, are Ingles Markets, Inc.; Koninklijke Ahold Delhaize N.V., added for the year ending December 28, 2024; Village Super Market, Inc.; SpartanNash Co., added for the year ending December 28, 2024; Sprouts Farmers Market, Inc. and The Kroger Company. Smart & Final Stores has been removed from the updated peer group due to the acquisition of the company by Apollo Global Management, LLC in June 2019. The updated peer group is made up of six retail grocers that the Company feels most closely relate to its size and business profile, including one national grocer the Company believes to be an industry market leader. Dollar values assume $100 was invested for the cumulative period from fiscal year
2020 through fiscal year 2024, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Had the prior peer group for fiscal 2023 been used, peer group TSR for each of fiscal years 2020, 2021, 2022, 2023 and 2024 would have been $110.27, $162.03, $165.30, $179.25, and $282.28. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,278,502	$ 9,870,137	$ 10,076,172	$ 9,601,709	$ 9,028,654
PEO Actually Paid Compensation Amount	$ 9,278,502	9,870,137	10,076,172	9,601,709	9,028,654
Adjustment To PEO Compensation, Footnote
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Non-PEO NEO Average Total Compensation Amount	$ 1,252,882	1,767,557	1,769,100	1,697,339	1,489,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,252,882	1,767,557	1,769,100	1,697,339	1,489,546
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year. None of the adjustments required by Item 402(v) are applicable to the Company.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Relationship between Company TSR and Peer Group TSR

The following chart sets forth the relationship between our cumulative TSR and the TSR for the updated peer group for each year of the five-year period from 2020 through 2024.

Tabular List, Table

2024 Tabular List of Most Important Financial Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024 to Company performance. The measures in this table are not ranked.

Net Sales
Operating Income
Modified Return On Invested Capital (MROIC)

Total Shareholder Return Amount	$ 189	172	225	174	125
Peer Group Total Shareholder Return Amount	226	170	163	149	103
Net Income (Loss)	$ 109,941,000	$ 103,828,000	$ 125,196,000	$ 108,849,000	$ 118,917,000
Company Selected Measure Amount	4,773,880,000	4,696,950,000	4,695,943,000	4,224,417,000	4,112,601,000
PEO Name	Jonathan H. Weis
Prior Peer Group Total Shareholder Return Amount	$ 282.28	$ 179.25	$ 165.3	$ 162.03	$ 110.27
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Modified Return On Invested Capital (MROIC)